Net Income Per Share (Details) - HKD HKD / shares in Units, HKD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic and diluted income per share
Net income for the year - numerator	HKD 131,335	HKD 167,821	HKD 80,880
Weighted average number of basic and diluted ordinary shares outstanding - denominator (in shares)	12,938,128	12,938,128	13,503,623
Basic and diluted income per share (in dollars per share)	HKD 10.2	HKD 13.0	HKD 6.0